May 14, 2019

Supplement to the Prospectus
Supplement dated March 29, 2019;
and Prospectus Supplement and
Prospectus both dated February 1,
2019.
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To facilitate listing Fund shares on
the New York Stock Exchange, the
Fund has eliminated share class
designations.  Effective April 2,
2019, Class C shares were re-
designated as Class A shares and
subsequently all class designations
were removed.  Consequently, the
Fund's shares are now referred to
as shares of beneficial interest or
shares.

As previously announced, effective
March 29, 2019, the Fund no
longer offer shares for sale.
However, the automatic dividend
reinvestment plan will continue to
operate for shareholders who have
elected to participate in the
automatic dividend reinvestment
plan.

The Fund's Board of Trustees is
continuing to seek to list the Fund's
shares on the New York Stock
Exchange ("NYSE"). Subject to
listing approval by the NYSE,
trading on the NYSE is expected to
commence in May , 2019.

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This Supplement, the prior Prospectus Supplement
dated March 29, 2019; and the prior Prospectus
Supplement, the Prospectus and the Statement of Additional Information, each dated February 1, 2019, provide relevant information for all shareholders and should be retained for future reference. The prior
Prospectus Supplements, the Prospectus and the Statement of Additional Information, have been filed with the Securities and Exchange Commission, and are incorporated by reference, and can be obtained without charge by calling toll-free 1-866-277-8243.